PSF Global Portfolio Annual Fund Operating Expenses - PSF Global Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.06%	[1]
Acquired Fund Fees and Expenses	0.20%	[1]
Expenses (as a percentage of Assets)	1.01%	[1]
Fee Waiver or Reimbursement	(0.28%)	[1]
Net Expenses (as a percentage of Assets)	0.73%	[1],[2]
Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.06%	[1]
Acquired Fund Fees and Expenses	0.20%	[1]
Expenses (as a percentage of Assets)	1.26%	[1]
Fee Waiver or Reimbursement	(0.28%)	[1]
Net Expenses (as a percentage of Assets)	0.98%	[1],[2]

[1]	Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio (both before and after fee waivers and/or expense reimbursement) in the Portfolio’s Financial Highlights are attributable to Acquired Fund Fees and Expenses, which are not required to be disclosed in the Portfolio’s Financial Highlights, and a change in the Portfolio's fee waiver and/or expense reimbursement during or after the most recent fiscal year end.
[2]	The Manager and the Distributor have contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other affiliated funds to the Portfolio due to the Portfolio’s investment in any such affiliated funds. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.73% of the Portfolio's average daily net assets through June 30, 2027. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. These arrangements may not be terminated or modified without the prior approval of the Trust's Board.